Note 5 - Accounts and Grants Receivable	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE Accounts and grants receivable consist of:

	June 30 , 20 20	December 31, 2019
Trade receivable	$983,235	$816,226
Grants receivable	-	22,276
	$983,235	$838,502

As at June 30, 2020, the Company had accounts receivable of $169,002 ( 2019 - $209,934 ) greater than 30 days overdue and not impaired.